Equity - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended						1 Months Ended
	Aug. 12, 2002	Jan. 22, 1999	Dec. 31, 2012 Item	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2007	Feb. 28, 2006	May 31, 2001	Jun. 30, 2012 Consultant Service Contracts	Apr. 30, 2012 Employee Stock Option	Apr. 30, 2012 Employee Stock Option Minimum	Apr. 30, 2012 Employee Stock Option Maximum	Feb. 29, 2012 Director	Feb. 29, 2012 Director Minimum	Feb. 29, 2012 Director Maximum	May 31, 2001 Term at discretion of Board of Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of classes of common shares authorized, issued and outstanding			1
Stock option authorized for each non-employee director								15,000
Shares authorized under stock option plan							2,000,000	3,300,000
Stock option expiry period in years, maximum								3 years								10 years
Stock option expiry period in years, minimum								2 years
Number of stock options approved to be granted									12,000		277,000	831,000		200,000	600,000
Number of stock options approved to be granted, rate of return on equity											6.00%	10.00%		6.00%	10.00%
Period over which return on equity to be achieved in order to grant stock options										9 months			12 months
Share option approved under service contract, term									2 years
Unrecognized compensation expense related to non-vested stock options granted			$ 1,340
Share-based compensation expenses			547	112	95
Options exercisable at period end			185,000
Fair value of stock options vested			66	112	95
Options Outstanding - Weighted Average Remaining Contractual Life			26 months	17 months	23 months
Weighted average fair value of option granted			$ 1.26	$ 1.87	$ 1.58
Number of shares repurchased			0	0	0
Value of shares redeemed and canceled	$ 3,125	$ 1,549
Number of shares redeemed and canceled	509,181	415,500
Shares redeemed and canceled, per share price	$ 6.14	$ 3.73
Number of shares redeemed			0
Stock issued during period to rectify share register of Nam Tai, after adjustment of 1 for 10 stock dividend			44,803,735	44,803,735		1,017,149
Share of common stock adjustment for each 10 stock dividend to rectify share register of Nam Tai						1
Stock dividends applicable to each common share adjustment to rectify share resister of Nam Tai						10